Provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions

	Year ended December 31
	2017	2018
	(in £)
Social security contributions on share options	2,288,386	842,367
Provision for deferred cash consideration	2,061,000	2,131,000

At December 31	4,349,386	2,973,367

Current	274,000	332,014
Non-current	4,075,386	2,641,353

Summary of Social Security Contributions on Share Options

	Year ended December 31
Social security contributions on share options	2016	2017	2018
	(in £)
At beginning of year	141,311	1,172,420	2,288,386
Accretion of discount	7,293	—	—
Arising during the year	1,084,181	1,115,966	—
Released	(60,365)	—	(1,446,019)

At December 31	1,172,420	2,288,386	842,367

Current	—	—	—
Non-current	1,172,420	2,288,386	842,367

Summary of Provisions for Deferred Cash Consideration

	Year ended December 31
Provisions for deferred cash consideration	2016	2017	2018
	(in £)
At beginning of year	—	—	2,061,000
Arising during the year	—	2,061,000	—
Increase in provision due to the unwinding of the time value of money	—	—	443,000

Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	—	—	(373,000)

At December 31	—	2,061,000	2,131,000

Current	—	274,000	332,014
Non-current	—	1,787,000	1,798,986